BANK LOANS (Schedule of Details of Short Term Bank Loans Outstanding) (Details)	12 Months Ended
	Dec. 31, 2014 USD ($)	Dec. 31, 2013 USD ($)	Dec. 31, 2014 CNY (¥)	Dec. 31, 2013 CNY (¥)
Schedule of Loans Payable to Bank [Line Items]
Outstanding loan amount	$ 11,584,412	$ 12,957,657
China C I T I C Bank Dalian Branch [Member] | Term Loan [Member]
Schedule of Loans Payable to Bank [Line Items]
Outstanding loan amount	$ 1,611,707	$ 1,651,882
Current annualized interest rate	China Central Bank benchmark annual rate of 6.00% plus 30% (equals to 7.80%)	China Central Bank benchmark annual rate of 6.00% plus 30% (equals to 7.80%)
Debt instrument, issuance date	Apr. 01, 2014	Sep. 05, 2013
Debt instrument, maturity date	Mar. 31, 2015	Sep. 05, 2014
Collateral	Related party and third party guarantees	Related party and third party guarantees
China C I T I C Bank Dalian Branch [Member] | Term Loan [Member] | CNY [Member]
Schedule of Loans Payable to Bank [Line Items]
Outstanding loan amount | ¥			¥ 10,000,000	¥ 10,000,000
Shanghai Pudong Development Bank [Member] | Revolving Loan [Member]
Schedule of Loans Payable to Bank [Line Items]
Outstanding loan amount	$ 2,265,620	$ 3,048,681
Current annualized interest rate	China Central Bank benchmark half-year rate of 6.00% plus 15% (equals to 6.90%)	China Central Bank benchmark half-year rate of 5.6.% plus 30% (equals to 7.28%)
Debt instrument, issuance date	Aug. 28, 2014	Mar. 12, 2013
Debt instrument, maturity date	Aug. 28, 2015	Jul. 29, 2014
Collateral	Mortgages on land use right, other plant and equipment	Mortgages on land use right, other plant and equipment
Shanghai Pudong Development Bank [Member] | Revolving Loan [Member] | CNY [Member]
Schedule of Loans Payable to Bank [Line Items]
Outstanding loan amount | ¥			14,057,266	18,455,800
Ping An Bank [Member] | Term Loan [Member]
Schedule of Loans Payable to Bank [Line Items]
Outstanding loan amount	$ 2,417,562	$ 2,477,824
Current annualized interest rate	China Central Bank benchmark annual rate of 6.00% plus 30% (equals to 7.80%)	China Central Bank benchmark annual rate of 6.00% plus 30% (equals to 7.80%)
Debt instrument, issuance date	Aug. 20, 2014	Apr. 09, 2013
Debt instrument, maturity date	Aug. 20, 2015	Apr. 09, 2014
Collateral	Related party and third party guarantees	Related party and third party guarantees
Ping An Bank [Member] | Term Loan [Member] | CNY [Member]
Schedule of Loans Payable to Bank [Line Items]
Outstanding loan amount | ¥			15,000,000	15,000,000
Ping An Bank [Member] | Export Loans [Member]
Schedule of Loans Payable to Bank [Line Items]
Outstanding loan amount	$ 1,260,256	$ 1,154,000
Current annualized interest rate	Annual rate of 8.16%	Annual rate of 6.00%
Debt instrument, issuance date	May 15, 2014	May 14, 2013
Debt instrument, maturity date	May 14, 2015	May 13, 2014
Collateral	Related party and third party guarantees	Related party and third party guarantees
Ping An Bank [Member] | Export Loans [Member] | CNY [Member]
Schedule of Loans Payable to Bank [Line Items]
Outstanding loan amount | ¥			7,819,386	6,985,970
Xinhui bank [Member] | Term Loan [Member]
Schedule of Loans Payable to Bank [Line Items]
Outstanding loan amount	$ 805,853	$ 825,941
Current annualized interest rate	China Central Bank benchmark annual rate of 6.00% plus 30% (equals to 7.80%)	Annual rate of 6.75%
Debt instrument, issuance date	Nov. 14, 2014	Nov. 19, 2012
Debt instrument, maturity date	Oct. 28, 2015	Nov. 18, 2014
Collateral	Nil	Nil
Xinhui bank [Member] | Term Loan [Member] | CNY [Member]
Schedule of Loans Payable to Bank [Line Items]
Outstanding loan amount | ¥			5,000,000	5,000,000
Bank of China [Member] | Revolving Loan [Member]
Schedule of Loans Payable to Bank [Line Items]
Outstanding loan amount	$ 3,223,414	$ 3,303,764
Current annualized interest rate	China Central Bank benchmark annual rate of 6.00% plus 30% (equals to 7.80%)	China Central Bank benchmark half-year rate of 6.00% plus 30% (equals to 7.80%)
Debt instrument, issuance date	Aug. 11, 2014	Aug. 26, 2013
Debt instrument, maturity date	Aug. 10, 2015	Aug. 25, 2014
Collateral	Related party and third party guarantees	Related party and third party guarantees
Bank of China [Member] | Revolving Loan [Member] | CNY [Member]
Schedule of Loans Payable to Bank [Line Items]
Outstanding loan amount | ¥			¥ 20,000,000	20,000,000
Industrial and Commercial Bank Of China [Member] | Term Loan [Member]
Schedule of Loans Payable to Bank [Line Items]
Outstanding loan amount		$ 495,565
Current annualized interest rate		China Central Bank benchmark half-year rate of 6.00% plus 30% (equals to 7.80%)
Debt instrument, issuance date		Jul. 12, 2013
Debt instrument, maturity date		Feb. 25, 2014
Collateral		Mortgages on account receivable
Industrial and Commercial Bank Of China [Member] | Term Loan [Member] | CNY [Member]
Schedule of Loans Payable to Bank [Line Items]
Outstanding loan amount | ¥				¥ 3,000,000